UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6454

Fidelity Municipal Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Michigan Municipal
Money Market Fund

September 30, 2014

1.807721.110

MIS-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 58.2%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.26% 10/7/14, VRDN (a)(d)	$ 600,000	$ 600,000
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.13% 10/1/14, VRDN (a)(d)	2,300,000	2,300,000
Series 1988, 0.13% 10/1/14, VRDN (a)(d)	500,000	500,000
Series 1994, 0.13% 10/1/14, VRDN (a)(d)	1,900,000	1,900,000
Series 1999 A, 0.2% 10/7/14, VRDN (a)	400,000	400,000
		5,100,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.2% 10/7/14, VRDN (a)	300,000	300,000
Michigan - 55.3%
Central Michigan Univ. Rev. Series 2008 A, 0.05% 10/7/14, LOC JPMorgan Chase Bank, VRDN (a)	13,815,000	13,815,000
Grand Traverse County Hosp. Series 2011 B, 0.06% 10/7/14, LOC JPMorgan Chase Bank, VRDN (a)	19,825,000	19,825,000
Grand Valley Michigan State Univ. Rev. Series 2008 B, 0.04% 10/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	27,940,000	27,940,000
Huron Co. Econ. Dev. Corp. Ltd. Oblig. Rev. (Scheurer Hosp. Proj.) Series 2001, 0.25% 10/7/14, LOC RBS Citizens NA, VRDN (a)	730,000	730,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.05% 10/7/14, LOC Bank of America NA, VRDN (a)	14,350,000	14,350,000
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.04% 10/7/14, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	8,600,000	8,600,000
Michigan Bldg. Auth. Rev.:
Participating VRDN Series EGL 14 0028, 0.05% 10/7/14 (Liquidity Facility Citibank NA) (a)(e)	20,000,000	20,000,000
Series 2007 I, 0.04% 10/7/14, LOC JPMorgan Chase Bank, VRDN (a)	11,000,000	11,000,000
Series 2011 IIB, 0.04% 10/7/14, LOC JPMorgan Chase Bank, VRDN (a)	40,790,000	40,790,000
Michigan Fin. Auth. Rev.:
Participating VRDN Series Putters 4286, 0.05% 10/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000,000	2,000,000
Series 22 A, 0.07% 10/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	63,800,000	63,800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Higher Ed. Rev.:
(Thomas M. Cooley Law School Proj.) Series 2008 A, 0.04% 10/7/14, LOC Wells Fargo Bank NA, VRDN (a)	$ 41,445,000	$ 41,445,000
(Univ. of Detroit Mercy Proj.) Series 2007, 0.05% 10/1/14, LOC Comerica Bank, VRDN (a)	5,565,000	5,565,000
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.06% 10/7/14, LOC JPMorgan Chase Bank, VRDN (a)	17,885,000	17,885,000
(McLaren Health Care Corp. Proj.) Series 2008 B3, 0.06% 10/7/14, LOC JPMorgan Chase Bank, VRDN (a)	8,000,000	8,000,000
(Trinity Health Sys. Proj.) Series 2005 F, 0.03% 10/7/14, VRDN (a)	3,000,000	3,000,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.08% 10/7/14, LOC Citibank NA, VRDN (a)(d)	3,670,000	3,670,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.08% 10/7/14, LOC Citibank NA, VRDN (a)(d)	5,455,000	5,455,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.08% 10/7/14, LOC Citibank NA, VRDN (a)(d)	6,305,000	6,305,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.07% 10/7/14, LOC Fannie Mae, VRDN (a)(d)	6,400,000	6,400,000
(Hunt Club Apts. Proj.) 0.06% 10/7/14, LOC Fannie Mae, VRDN (a)(d)	6,290,000	6,290,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.05% 10/7/14, LOC JPMorgan Chase Bank, VRDN (a)	5,700,000	5,700,000
Michigan State Univ. Revs.:
Participating VRDN Series WF 11 33 C, 0.05% 10/7/14 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	7,610,000	7,610,000
Series 2000 A, 0.04% 10/7/14 (Liquidity Facility Northern Trust Co.), VRDN (a)	28,035,000	28,035,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.15% 10/7/14, LOC Bank of America NA, VRDN (a)(d)	1,070,000	1,070,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.05% 10/1/14, VRDN (a)	37,650,000	37,650,000
(BC & C Proj.) 0.14% 10/7/14, LOC Comerica Bank, VRDN (a)(d)	165,000	165,000
(Consumers Energy Co. Proj.):
0.05% 10/7/14, LOC JPMorgan Chase Bank, VRDN (a)	13,500,000	13,500,000
0.05% 10/7/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,900,000	1,900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Greenpath, Inc. Proj.) Series 2011, 0.05% 10/7/14, LOC PNC Bank NA, VRDN (a)	$ 5,330,000	$ 5,330,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.04% 10/1/14, LOC Comerica Bank, VRDN (a)	10,550,000	10,550,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.04% 10/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	19,000,000	19,000,000
(The YMCA of Greater Grand Rapids Proj.) Series 2010, 0.05% 10/7/14, LOC Comerica Bank, VRDN (a)	9,485,000	9,485,000
(YMCA Metropolitan Lansing Proj.) Series 2002, 0.11% 10/7/14, LOC Bank of America NA, VRDN (a)	8,100,000	8,100,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 0.1% 10/7/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,300,000	3,300,000
Univ. of Michigan Rev.:
Series 2012 A, 0.04% 10/7/14, VRDN (a)	3,030,000	3,030,000
Series 2012 D2, 0.03% 10/7/14, VRDN (a)	52,430,000	52,430,000
		533,720,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.26% 10/7/14, VRDN (a)(d)	600,000	600,000
Nevada - 0.6%
Clark County Arpt. Rev.:
Series 2008 C2, 0.05% 10/7/14, LOC Landesbank Baden-Wurttemberg, VRDN (a)(d)	700,000	700,000
Series 2008 C3, 0.05% 10/7/14, LOC Landesbank Baden-Wurttemberg, VRDN (a)(d)	5,300,000	5,300,000
		6,000,000
New Jersey - 0.6%
JPMorgan Chase NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.04% 10/1/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,200,000	2,200,000
Series Putters 4462, 0.04% 10/1/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,600,000	1,600,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.17% 10/7/14, VRDN (a)	1,400,000	1,400,000
Series 2012 A, 0.19% 10/7/14, VRDN (a)(d)	500,000	500,000
		5,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - 0.2%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.11% 10/7/14, LOC KeyBank NA, VRDN (a)	$ 100,000	$ 100,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.12% 10/7/14, LOC RBS Citizens NA, VRDN (a)	1,500,000	1,500,000
		1,600,000
Pennsylvania - 0.0%
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.04% 10/1/14, LOC Citizens Bank of Pennsylvania, VRDN (a)	400,000	400,000
Texas - 0.5%
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2002, 0.2% 10/1/14, VRDN (a)(d)	3,800,000	3,800,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.17% 10/1/14, VRDN (a)	300,000	300,000
Series 2004, 0.18% 10/7/14, VRDN (a)(d)	400,000	400,000
Series 2010 C, 0.17% 10/1/14, VRDN (a)	300,000	300,000
		4,800,000
Virginia - 0.2%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.1% 10/7/14, LOC Bank of America NA, VRDN (a)	1,910,000	1,910,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.21% 10/7/14, VRDN (a)(d)	600,000	600,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.2% 10/7/14, VRDN (a)	200,000	200,000
		800,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $561,530,000)		561,530,000
Other Municipal Debt - 28.8%
	Principal Amount	Value
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 2001 A, 0.23% tender 10/14/14, CP mode	$ 700,000	$ 700,000
Series 2001 B, 0.3% tender 11/5/14, CP mode (d)	1,200,000	1,200,000
		1,900,000
Michigan - 28.0%
Ann Arbor Bldg. Auth. Bonds Series 2005 A, 5% 3/1/15	1,130,000	1,153,049
Kalamazoo Gen. Oblig. TAN 1% 12/1/14	3,000,000	3,004,260
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds:
(Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (a)	11,495,000	11,672,117
Series 2011 A, 3% 11/15/14	1,000,000	1,003,512
Michigan Bldg. Auth. Rev.:
Bonds (Facilities Prog.):
Series 2005 1, 5% 10/15/14	1,000,000	1,001,860
Series 2013 1A, 3% 10/15/14	1,250,000	1,251,327
Series 6, 0.07% 10/9/14, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	35,000,000	35,000,000
Michigan Fin. Auth. Rev. Bonds:
Series 2012 A:
3% 1/1/15	1,670,000	1,682,036
4% 1/1/15	1,000,000	1,009,704
5% 1/1/15	7,450,000	7,540,846
5% 7/1/15	18,680,000	19,362,255
Series 2013 M1, 0.08%, tender 12/1/14 (a)	9,800,000	9,800,000
Michigan Gen. Oblig. Bonds:
Series 2001, 5.5% 12/1/14	9,780,000	9,867,697
Series 2010 A, 3.5% 11/1/14	1,400,000	1,403,822
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (a)	8,950,000	8,980,065
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.1%, tender 4/28/15 (a)	7,610,000	7,610,000
0.1%, tender 4/28/15 (a)	7,900,000	7,900,000
0.1%, tender 4/28/15 (a)	14,200,000	14,200,000
(Trinity Health Sys. Proj.) Series 2008 C:
0.05% tender 10/2/14, CP mode	10,000,000	10,000,000
0.05% tender 10/6/14, CP mode	10,000,000	10,000,000
0.07% tender 10/3/14, CP mode	9,250,000	9,250,000
0.07% tender 10/16/14, CP mode	10,000,000	10,000,000
0.07% tender 11/4/14, CP mode	9,800,000	9,800,000
Other Municipal Debt - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev. Bonds: - continued
(Trinity Health Sys. Proj.) Series 2008 C: - continued
0.07% tender 11/4/14, CP mode	$ 9,800,000	$ 9,800,000
0.09% tender 12/3/14, CP mode	10,000,000	10,000,000
Michigan Muni. Bond Auth. Rev. Bonds 5% 10/1/14 (Pre-Refunded to 10/1/14 @ 100)	1,810,000	1,810,000
Michigan State Univ. Revs. Bonds Series 2010 C, 5% 2/15/15	1,500,000	1,527,164
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Facility for Rare Isotope Beams Proj.) Series 2014, 2% 3/1/15	1,940,000	1,954,602
Michigan Trunk Line Fund Rev. Bonds:
Series 1998 A, 5.25% 11/1/14	1,250,000	1,255,391
Series 2006, 5% 11/1/14	1,520,000	1,526,175
Series 2012, 5% 11/15/14	2,185,000	2,197,916
Univ. of Michigan Rev.:
Bonds:
Series 2009 A:
3% 4/1/15	3,500,000	3,550,960
5% 4/1/15	3,535,000	3,620,555
Series 2009 B:
0.07% tender 10/3/14, CP mode	5,200,000	5,200,000
0.07% tender 11/5/14, CP mode	10,000,000	10,000,000
Series J1:
0.07% 10/6/14, CP	7,290,000	7,290,000
0.08% 11/6/14, CP	10,000,000	10,000,000
Wayne-Westland Cmnty. Schools Bonds Series 2014, 3% 5/1/15 (Michigan Gen. Oblig. Guaranteed)	7,465,000	7,584,221
		269,809,534
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A2:
0.32% tender 10/28/14, CP mode (d)	3,500,000	3,500,000
0.32% tender 11/7/14, CP mode (d)	300,000	300,000
Series 1990 B, 0.35% tender 10/23/14, CP mode	1,000,000	1,000,000
		4,800,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.45% tender 10/16/14, CP mode (d)	600,000	600,000
Other Municipal Debt - continued
	Principal Amount	Value
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.32% tender 10/28/14, CP mode (d)	$ 400,000	$ 400,000
TOTAL OTHER MUNICIPAL DEBT (Cost $277,509,534)		277,509,534
Investment Company - 12.8%
	Shares
Fidelity Municipal Cash Central Fund, 0.05% (b)(c) (Cost $123,039,000)	123,039,000	123,039,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $962,078,534)		962,078,534
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,003,767
NET ASSETS - 100%		$ 964,082,301
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 47,764
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At September 30, 2014, the cost of investment securities for income tax purposes was $962,078,534.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ohio Municipal
Money Market Fund

September 30, 2014

1.807730.110

OFS-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 64.5%
	Principal Amount	Value
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.26% 10/7/14, VRDN (b)(e)	$ 700,000	$ 700,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.13% 10/1/14, VRDN (b)(e)	700,000	700,000
Georgia - 0.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.04% 10/1/14, VRDN (b)	1,110,000	1,110,000
Louisiana - 0.3%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.2% 10/7/14, VRDN (b)	1,500,000	1,500,000
Series 2010 B1, 0.23% 10/7/14, VRDN (b)	2,000,000	2,000,000
		3,500,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.21% 10/7/14, VRDN (b)(e)	750,000	750,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.26% 10/7/14, VRDN (b)(e)	700,000	700,000
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 C3, 0.05% 10/7/14, LOC Landesbank Baden-Wurttemberg, VRDN (b)(e)	500,000	500,000
New Jersey - 0.5%
JPMorgan Chase NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.04% 10/1/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,800,000	2,800,000
Series Putters 4462, 0.04% 10/1/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,100,000	2,100,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.17% 10/7/14, VRDN (b)	400,000	400,000
Series 2012 A, 0.19% 10/7/14, VRDN (b)(e)	700,000	700,000
		6,000,000
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.11% 10/7/14, LOC KeyBank NA, VRDN (b)	100,000	100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - 62.7%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series 2008, 0.06% 10/7/14, LOC JPMorgan Chase Bank, VRDN (b)	$ 28,600,000	$ 28,600,000
Series B, 0.05% 10/7/14, LOC JPMorgan Chase Bank, VRDN (b)	24,330,000	24,330,000
Allen County Hosp. Facilities Rev.:
(Catholic Healthcare Partners Proj.) Series 2008 A, 0.06% 10/1/14, LOC Bank of America NA, VRDN (b)	31,915,000	31,915,000
Series 2012 B, 0.04% 10/7/14, VRDN (b)	99,800,000	99,800,001
Athens County Port Auth. Hsg. 0.03% 10/7/14, LOC Barclays Bank PLC, VRDN (b)	13,550,000	13,550,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 0.05% 10/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	3,330,000	3,330,000
Cleveland Arpt. Sys. Rev.:
Series 2008 D, 0.05% 10/7/14, LOC Bank of America NA, VRDN (b)	2,985,000	2,985,000
Series 2009 D, 0.05% 10/7/14, LOC Bank of America NA, VRDN (b)	14,200,000	14,200,000
Cleveland Wtrwks. Rev. Series 2008 Q, 0.04% 10/7/14, LOC Bank of New York, New York, VRDN (b)	6,800,000	6,800,000
Cleveland-Cuyahoga County Port Auth. Edl. Facility Rev. (Laurel School Proj.) Series 2008, 0.05% 10/1/14, LOC JPMorgan Chase Bank, VRDN (b)	2,700,000	2,700,000
Columbus Gen. Oblig.:
(San. Swr. Proj.) Series 2006 1, 0.03% 10/7/14, VRDN (b)	13,000,000	13,000,000
Participating VRDN Series Clipper 08 2, 0.04% 10/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	4,000,000	4,000,000
Columbus Swr. Sys. Rev. Participating VRDN:
Series BBT 08 13, 0.04% 10/7/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	6,400,000	6,400,000
Series Putters 2456, 0.05% 10/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,405,000	8,405,000
Cuyahoga County Hosp. Facilities Rev. (Sisters of Charity of Saint Augustine Health Sys. Proj.) Series 2000, 0.04% 10/7/14, LOC PNC Bank NA, VRDN (b)	3,300,000	3,300,000
Cuyahoga County Hsg. Rev. (Euclid Avenue Hsg. Corp. Proj.) Series 2009 A, 0.04% 10/7/14, LOC PNC Bank NA, VRDN (b)	16,700,000	16,700,000
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.05% 10/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	7,690,000	7,690,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Franklin County Hosp. Rev.: - continued
(U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.05% 10/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	$ 12,645,000	$ 12,645,000
Participating VRDN Series BC 11 21B, 0.06% 10/7/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	2,145,000	2,145,000
Series 2009 A, 0.04% 10/7/14 (Liquidity Facility Barclays Bank PLC), VRDN (b)	5,700,000	5,700,000
Series 2009 B, 0.04% 10/7/14 (Liquidity Facility Barclays Bank PLC), VRDN (b)	5,600,000	5,600,000
Hamilton County Health Care Facilities Rev. (The Children's Home of Cincinnati Proj.) Series 2009, 0.04% 10/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,080,000	3,080,000
Hamilton County Hosp. Facilities Rev.:
(Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.04% 10/7/14, LOC PNC Bank NA, VRDN (b)	10,585,000	10,585,000
Series 2000, 0.04% 10/7/14, LOC JPMorgan Chase Bank, VRDN (b)	7,535,000	7,535,000
Series 2002 I, 0.04% 10/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	17,745,000	17,745,000
Series 2007 M, 0.05% 10/7/14, LOC JPMorgan Chase Bank, VRDN (b)	8,340,000	8,340,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.04% 10/7/14, LOC PNC Bank NA, VRDN (b)	15,300,000	15,300,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.2% 10/7/14, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (b)	12,015,000	12,015,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 0.25% 10/7/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,805,000	1,805,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.06% 10/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,230,000	1,230,000
Lucas County Hosp. Rev. Participating VRDN Series BC 11 31B, 0.06% 10/7/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	8,475,000	8,475,000
Middletown Dev. Rev. (Bishop Fenwick High School Proj.) 0.12% 10/7/14, LOC JPMorgan Chase Bank, VRDN (b)	8,925,000	8,925,000
Middletown Hosp. Facilities Rev.:
Series 2008 A, 0.04% 10/7/14, LOC PNC Bank NA, VRDN (b)	12,700,000	12,700,000
Series 2008 B, 0.04% 10/7/14, LOC PNC Bank NA, VRDN (b)	7,825,000	7,825,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.:
(Dayton Pwr. & Lt. Co. Proj.):
Series 2008 A, 0.05% 10/7/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 29,600,000	$ 29,600,000
Series 2008 B, 0.05% 10/7/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	22,400,000	22,400,000
(Ohio Valley Elec. Corp. Proj.):
Series 2009 B, 0.04% 10/7/14, LOC Bank of Nova Scotia, VRDN (b)	2,600,000	2,600,000
Series 2009 C, 0.05% 10/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	11,150,000	11,150,000
Series 2009 D, 0.04% 10/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	24,400,000	24,400,000
(TimkenSteel Proj.):
Series 2001, 0.04% 10/7/14, LOC PNC Bank NA, VRDN (b)	6,500,000	6,500,000
Series 2003, 0.04% 10/7/14, LOC JPMorgan Chase Bank, VRDN (b)	8,500,000	8,500,000
Ohio Gen. Oblig. (Common Schools Proj.):
Series 2005 A, 0.04% 10/7/14, VRDN (b)	3,815,000	3,815,000
Series 2005 B, 0.04% 10/7/14, VRDN (b)	25,770,000	25,770,000
Series 2006 C, 0.03% 10/7/14, VRDN (b)	1,790,000	1,790,000
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.04% 10/7/14, LOC PNC Bank NA, VRDN (b)	41,900,000	41,900,000
(Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.02% 10/1/14, VRDN (b)	6,205,000	6,205,000
(Xavier Univ. Proj.) Series 2008 A, 0.04% 10/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	9,100,000	9,100,000
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3558, 0.05% 10/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,200,000	5,200,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series F, 0.06% 10/7/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	13,010,000	13,010,000
Participating VRDN Series Merlots 06 A2, 0.1% 10/7/14 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	440,000	440,000
Series 2004 D, 0.05% 10/7/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	7,490,000	7,490,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.185% 10/7/14, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	405,000	405,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.: - continued
(Wingate at Belle Meadows Proj.) 0.08% 10/7/14, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	$ 8,585,000	$ 8,585,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.04% 10/7/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	15,295,000	15,295,000
Series 2008 B, 0.06% 10/7/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	15,030,000	15,030,000
Series 2008 H, 0.06% 10/7/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	4,100,000	4,100,000
Ohio St Wtr. Dev. Auth. Re (TimkenSteel Proj.) Series 2001, 0.04% 10/7/14, LOC Northern Trust Co., VRDN (b)	3,200,000	3,200,000
Ohio State Univ. Gen. Receipts:
Participating VRDN:
Series Putters 4387, 0.05% 10/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,750,000	5,750,000
Series Putters 4388, 0.05% 10/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,750,000	5,750,000
Series 2001, 0.03% 10/7/14, VRDN (b)	4,780,000	4,780,000
Series 2005 B, 0.04% 10/7/14, VRDN (b)	8,300,000	8,300,000
Series 2008 B, 0.03% 10/7/14, VRDN (b)	4,500,000	4,500,000
Series 2010 E, 0.04% 10/7/14, VRDN (b)	31,700,000	31,700,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.07% 10/7/14, LOC Bank of America NA, VRDN (b)(e)	12,100,000	12,100,000
Olentangy Local School District Participating VRDN Series Solar 07-7, 0.04% 10/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	12,300,000	12,300,000
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.05% 10/7/14, LOC PNC Bank NA, VRDN (b)	4,345,000	4,345,000
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.16% 10/7/14, LOC PNC Bank NA, VRDN (b)(e)	455,000	455,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 0.4% 10/7/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	350,000	350,000
		786,170,001
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2001, 0.07% 10/1/14, LOC Bank of America NA, VRDN (b)	1,025,000	1,025,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - 0.5%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.06% 10/7/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 600,000	$ 600,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2002, 0.2% 10/1/14, VRDN (b)(e)	4,700,000	4,700,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.17% 10/1/14, VRDN (b)	300,000	300,000
Series 2004, 0.18% 10/7/14, VRDN (b)(e)	900,000	900,000
		6,500,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.2% 10/7/14, VRDN (b)	300,000	300,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $808,055,001)		808,055,001
Other Municipal Debt - 24.5%

Kentucky - 0.2%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 2001 A, 0.23% tender 10/14/14, CP mode	900,000	900,000
Series 2001 B, 0.3% tender 11/5/14, CP mode (e)	1,600,000	1,600,000
		2,500,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.25% tender 11/7/14, CP mode	3,100,000	3,100,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A1, 0.3% tender 11/5/14, CP mode (e)	1,800,000	1,800,000
Series 1990 A2, 0.32% tender 11/7/14, CP mode (e)	1,300,000	1,300,000
		3,100,000
Ohio - 23.7%
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 0.24%, tender 2/15/15 (b)(g)	975,000	975,000
Avon Gen. Oblig. BAN Series 2014, 1% 9/9/15	3,000,000	3,021,089
Beachwood Gen. Oblig. BAN Series 2014, 1% 8/5/15	5,200,000	5,237,210
Other Municipal Debt - continued
	Principal Amount	Value
Ohio - continued
Berea BAN 0.75% 3/25/15	$ 4,127,500	$ 4,138,594
Blue Ash Gen. Oblig. BAN Series 2013, 1% 12/3/14	3,450,000	3,454,514
Cleveland Muni. School District Bonds Series 2014, 3% 12/1/14	6,325,000	6,354,813
Cleveland Wtr. Rev. Bonds Series 2011 W, 5% 1/1/15	1,000,000	1,012,160
Columbus Gen. Oblig.:
BAN Series 2014, 1% 8/28/15	9,000,000	9,070,027
Bonds:
Series 2010 A, 5% 6/1/15	1,380,000	1,423,998
Series 2011 A, 5% 7/1/15	1,500,000	1,554,625
Series 2013 B, 4% 8/15/15	3,540,000	3,659,578
3% 2/15/15	1,420,000	1,435,176
Delaware Gen. Oblig. BAN 1% 4/22/15	13,200,000	13,261,521
Franklin County Hosp. Rev. Bonds Series 2011 C, 0.07%, tender 6/3/15 (b)	12,500,000	12,500,000
Franklin County Rev. Bonds Series 2013 OH, 0.11%, tender 4/28/15 (b)	12,500,000	12,500,000
Hilliard Gen. Oblig. BAN Series B, 1% 4/28/15	3,285,000	3,300,349
Lakewood Gen. Oblig. BAN Series 2014, 1% 4/10/15	4,150,000	4,167,032
Lebanon Gen. Oblig. BAN 1% 4/21/15	3,465,000	3,480,778
Lima Gen. Oblig. BAN 1.25% 3/17/15	3,415,000	3,430,260
Mason City School District BAN 1.25% 1/28/15	4,800,000	4,816,069
Mason Gen. Oblig. BAN:
Series 2013, 1.25% 12/16/14	1,670,000	1,673,431
1% 6/25/15	2,500,000	2,514,230
Ohio Bldg. Auth. Bonds:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/14	5,955,000	5,955,000
(Adult Correctional Bldg. Fund Proj.) Series 2009 B, 5% 10/1/14	2,055,000	2,055,000
(Juvenile Correctional Bldg. Fund Projs.) Series 2005 A, 5% 10/1/14	2,035,000	2,035,000
Administrative Bldg. Fund Proj.) Series 2010 C, 5% 10/1/14	3,000,000	3,000,000
Series 2010 C, 4% 10/1/14	1,000,000	1,000,000
Ohio Cap. Facilities Lease Bonds:
(Adult Correctional Bldg. Funds Proj.) Series 2014 A, 2% 4/1/15	1,455,000	1,468,015
(Pub. Safety Bldg. Funds Proj.) Series 2014 A, 2% 4/1/15	740,000	746,619
Ohio Dept. of Administrative Svcs. Ctfs. of Prtn. Bonds:
(Enterprise Data Ctr. Solutions Proj.) Series 2014, 5% 9/1/15 (a)	1,360,000	1,418,929
Other Municipal Debt - continued
	Principal Amount	Value
Ohio - continued
Ohio Dept. of Administrative Svcs. Ctfs. of Prtn. Bonds: - continued
(Multi-Agcy. Radio Communications Sys. Proj.) Series 2014, 5% 9/1/15 (a)	$ 455,000	$ 474,715
Ohio Gen. Oblig. Bonds:
Series 2002 A, 5.375% 2/1/15	5,495,000	5,591,202
Series 2009 B, 5% 8/1/15	5,990,000	6,231,911
Series 2010 A, 5% 11/1/14	1,225,000	1,230,040
Series 2013 A, 2% 11/1/14	640,000	640,948
Series 2014 R, 4% 5/1/15	12,500,000	12,781,031
Ohio Higher Edl. Facility Commission Rev.:
Bonds:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	1,000,000	1,012,143
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.09% tender 11/5/14, CP mode	13,000,000	13,000,000
0.09% tender 12/2/14, CP mode	17,300,000	17,300,000
0.1% tender 10/29/14, CP mode	10,300,000	10,300,000
0.1% tender 2/4/15, CP mode	12,500,000	12,500,000
0.1% tender 3/5/15, CP mode	12,000,000	12,000,000
Series 2008 B6:
0.09% tender 11/5/14, CP mode	5,000,000	5,000,000
0.1% tender 10/6/14, CP mode	12,300,000	12,300,000
0.1% tender 3/5/15, CP mode	12,600,000	12,600,000
Series 2013 A, 2% 12/1/14	2,940,000	2,948,730
Series 2008 B6, Bonds (The Cleveland Clinic Foundation Proj.) 0.09% tender 11/5/14, CP mode	10,000,000	10,000,000
Ohio Hosp. Facilities Rev. Bonds Series 2011 A, 3% 1/1/15	2,000,000	2,014,406
Ohio State Univ. Gen. Receipts Bonds Series 2005 A, 4.75% 6/1/15	1,000,000	1,030,530
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds:
Series 2003, 5.25% 12/1/14	2,000,000	2,017,023
Series 2011 A, 5% 6/1/15	1,850,000	1,910,330
Stow Gen. Oblig. BAN 1% 5/1/15	4,125,000	4,144,119
Univ. of Cincinnati Gen. Receipts BAN Series 2014 A, 1% 5/8/15	12,800,000	12,865,151
Westerville Gen. Oblig. BAN 1% 12/3/14	9,975,000	9,988,911
Willoughby BAN Series 2014, 1% 6/23/15	5,700,000	5,734,692
		296,274,899
Other Municipal Debt - continued
	Principal Amount	Value
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.45% tender 10/16/14, CP mode (e)	$ 800,000	$ 800,000
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.32% tender 10/28/14, CP mode (e)	500,000	500,000
TOTAL OTHER MUNICIPAL DEBT (Cost $306,274,899)		306,274,899
Investment Company - 11.2%
	Shares
Fidelity Municipal Cash Central Fund, 0.05% (c)(d) (Cost $140,683,000)	140,683,000	140,683,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,255,012,900)		1,255,012,900
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,145,676)
NET ASSETS - 100%		$ 1,252,867,224
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $975,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
American Muni. Pwr. (Omega Joint Venture 6 Proj.) 0.24%, tender 2/15/15	7/30/04	$ 975,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 51,594
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At September 30, 2014, the cost of investment securities for income tax purposes was $1,255,012,900.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pennsylvania Municipal
Money Market Fund

September 30, 2014

1.807725.110

PFR-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 69.7%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.26% 10/7/14, VRDN (b)(e)	$ 400,000	$ 400,000
District Of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.09% 10/7/14, LOC Bank of America NA, VRDN (b)	800,000	800,000
Florida - 0.4%
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.12% 10/7/14, LOC PNC Bank NA, VRDN (b)(e)	3,235,000	3,235,000
Georgia - 0.1%
Coweta County Dev. Auth. Rev. (W. Y. Industries, Inc. Proj.) Series 2007, 0.2% 10/7/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	655,000	655,000
Iowa - 0.4%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.08% 10/7/14, VRDN (b)	3,200,000	3,200,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.2% 10/7/14, VRDN (b)	300,000	300,000
Series 2010 B1, 0.23% 10/7/14, VRDN (b)	780,000	780,000
		1,080,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.26% 10/7/14, VRDN (b)(e)	400,000	400,000
New Jersey - 0.4%
JPMorgan Chase NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.04% 10/1/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,600,000	1,600,000
Series Putters 4462, 0.04% 10/1/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,200,000	1,200,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.19% 10/7/14, VRDN (b)(e)	300,000	300,000
		3,100,000
Pennsylvania, New Jersey - 1.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 B, 0.03% 10/7/14, LOC Barclays Bank PLC, VRDN (b)	7,700,000	7,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.11% 10/7/14, LOC KeyBank NA, VRDN (b)	$ 100,000	$ 100,000
North Carolina - 0.3%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.05% 10/7/14, LOC Cr. Industriel et Commercial, VRDN (b)	2,200,000	2,200,000
Pennsylvania - 66.5%
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.05% 10/7/14, LOC PNC Bank NA, VRDN (b)	2,990,000	2,990,000
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.05% 10/7/14, LOC PNC Bank NA, VRDN (b)	8,305,000	8,305,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.05% 10/7/14, LOC PNC Bank NA, VRDN (b)	4,200,000	4,200,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.05% 10/7/14, LOC PNC Bank NA, VRDN (b)	2,600,000	2,600,000
Allegheny County Indl. Dev. Auth. Rev.:
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.05% 10/7/14, LOC PNC Bank NA, VRDN (b)	3,530,000	3,530,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.09% 10/7/14, LOC PNC Bank NA, VRDN (b)(e)	3,120,000	3,120,000
(United Jewish Federation Proj.) Series 1996 A, 0.05% 10/7/14, LOC PNC Bank NA, VRDN (b)	4,315,000	4,315,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Seris 2008 C, 0.06% 10/1/14, LOC Bank of Nova Scotia, VRDN (b)(e)	5,000,000	5,000,000
Berks County Muni. Auth. Rev. Participating VRDN:
Series MS 3374, 0.05% 10/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	8,420,000	8,420,000
Series Putters 3779 Z, 0.05% 10/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.03% 10/7/14, LOC TD Banknorth, NA, VRDN (b)	3,365,000	3,365,000
Bucks County Indl. Dev. Auth. Rev.:
(Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.25% 10/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	3,500,000	3,500,000
(Snowball Real Estate LP Proj.) 0.25% 10/7/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,110,000	1,110,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Cambria County Indl. Dev. Auth. Rev. (American Nat'l. Red Cross Proj.) Series 2008, 0.06% 10/7/14, LOC JPMorgan Chase Bank, VRDN (b)	$ 400,000	$ 400,000
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.04% 10/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	7,100,000	7,100,000
Chester County Health & Ed. Auth. Rev. 0.04% 10/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	7,600,000	7,600,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.) Series 2008 A2, 0.04% 10/7/14, LOC TD Banknorth, NA, VRDN (b)	31,350,000	31,350,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.06% 10/7/14, LOC PNC Bank NA, VRDN (b)	2,000,000	2,000,000
Cumberland County Muni. Auth. Rev.:
(Diakon Lutheran Social Ministries Proj.) Series 2014 B, 0.04% 10/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	7,455,000	7,455,000
(Presbyterian Homes Proj.) Series 2008 B, 0.04% 10/7/14, LOC Bank of America NA, VRDN (b)	9,300,000	9,300,000
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.04% 10/1/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,600,000	1,600,000
Delaware County Indl. Dev. Auth. Rev.:
(Covanta Energy Proj.) Series 2014 A, 0.07% 10/7/14, LOC Bank of America NA, VRDN (a)(b)	2,960,000	2,960,000
(The Agnes Irwin School Proj.) Series 2003, 0.4% 10/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	8,385,000	8,385,000
Series 2013 A, 0.07% 10/7/14, LOC Bank of America NA, VRDN (b)	7,235,000	7,235,000
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.06% 10/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	12,900,000	12,900,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 3446, 0.05% 10/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,600,000	6,600,000
Series Putters 3915 Z, 0.05% 10/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,285,000	6,285,000
Series Putters 4463Z, 0.05% 10/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,785,000	2,785,000
Haverford Township School District Series 2009, 0.04% 10/7/14, LOC TD Banknorth, NA, VRDN (b)	8,110,000	8,110,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.02% 10/1/14, LOC JPMorgan Chase Bank, VRDN (b)	2,000,000	2,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Lower Merion School District Series 2009 B, 0.04% 10/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	$ 500,000	$ 500,000
Luzerne County Convention Ctr. Series 2012, 0.05% 10/7/14, LOC PNC Bank NA, VRDN (b)	2,205,000	2,205,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.04% 10/7/14, LOC Fannie Mae, VRDN (b)	12,675,000	12,675,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series 2002 A, 0.05% 10/1/14, LOC Bank of Nova Scotia, VRDN (b)(e)	350,000	350,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 0.12% 10/7/14, LOC PNC Bank NA, VRDN (b)(e)	600,000	600,000
Series 2002 B5, 0.09% 10/7/14, LOC PNC Bank NA, VRDN (b)(e)	4,300,000	4,300,000
Series 2004 B, 0.06% 10/7/14, LOC PNC Bank NA, VRDN (b)	1,000,000	1,000,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.09% 10/7/14, LOC Citibank NA, VRDN (b)(e)	5,400,000	5,400,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series MS 3382, 0.05% 10/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,000,000	5,000,000
Series Putters 3352Z, 0.05% 10/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,215,000	4,215,000
Series Putters 4014, 0.05% 10/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000,000	3,000,000
Series ROC II R 11505, 0.04% 10/7/14 (Liquidity Facility Citibank NA) (b)(f)	11,000,000	11,000,000
Series ROC II R 14070, 0.05% 10/7/14 (Liquidity Facility Citibank NA) (b)(f)	8,000,000	8,000,000
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. (St. Josephs Univ. Proj.) Series 2008 A, 0.05% 10/7/14, LOC TD Banknorth, NA, VRDN (b)	11,800,000	11,800,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Second Series, 0.03% 10/7/14, LOC JPMorgan Chase Bank, VRDN (b)	13,415,000	13,415,000
Series B, 0.04% 10/7/14, LOC JPMorgan Chase Bank, VRDN (b)	2,755,000	2,755,000
(Point Park College Proj.) 0.07% 10/7/14, LOC PNC Bank NA, VRDN (b)	1,000,000	1,000,000
(Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 0.03% 10/7/14, LOC Bank of America NA, VRDN (b)	16,255,000	16,255,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
ROC II R 11721, 0.05% 10/7/14 (Liquidity Facility Citibank NA) (b)(f)	$ 7,500,000	$ 7,500,000
Series MS 3252, 0.05% 10/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,840,000	5,840,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 3481, 0.05% 10/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,035,000	5,035,000
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.04% 10/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	3,760,000	3,760,000
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.05% 10/7/14, LOC TD Banknorth, NA, VRDN (b)(e)	28,005,000	28,005,000
Series 2005 C2, 0.05% 10/7/14, LOC Royal Bank of Canada, VRDN (b)(e)	13,900,000	13,900,000
Philadelphia Auth. For Indl. Dev. Participating VRDN Series Putters 4472, 0.05% 10/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.4% 10/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,700,000	1,700,000
(The Franklin Institute Proj.) Series 2006, 0.05% 10/7/14, LOC Bank of America NA, VRDN (b)	8,700,000	8,700,000
(William Penn Charter School Proj.) Series 2008, 0.05% 10/7/14, LOC PNC Bank NA, VRDN (b)	4,300,000	4,300,000
Philadelphia Auth. Indl. Dev. Lease Rev.:
Series 2007 B2, 0.03% 10/7/14, LOC TD Banknorth, NA, VRDN (b)	16,000,000	16,000,000
Series 2007 B3, 0.04% 10/7/14, LOC PNC Bank NA, VRDN (b)	5,325,000	5,325,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series B, 0.04% 10/7/14, LOC Wells Fargo Bank NA, VRDN (b)	19,850,000	19,850,000
Eighth Series C, 0.04% 10/7/14, LOC Barclays Bank PLC, VRDN (b)	3,000,000	3,000,000
Eighth Series D, 0.04% 10/7/14, LOC Royal Bank of Canada, VRDN (b)	17,800,000	17,800,000
Fifth Series A2, 0.04% 10/7/14, LOC JPMorgan Chase Bank, VRDN (b)	6,300,000	6,300,000
Philadelphia Gen. Oblig. Series 2009 B, 0.05% 10/7/14, LOC Bank of New York, New York, VRDN (b)	3,450,000	3,450,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 3975, 0.05% 10/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 3,665,000	$ 3,665,000
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.04% 10/7/14, LOC TD Banknorth, NA, VRDN (b)	2,900,000	2,900,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.04% 10/7/14, LOC Bank of America NA, VRDN (b)	12,300,000	12,300,000
Ridley School District Series 2009, 0.04% 10/7/14, LOC TD Banknorth, NA, VRDN (b)	4,440,000	4,440,000
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.06% 10/3/14, LOC PNC Bank NA, VRDN (b)	12,800,000	12,800,000
Washington County Auth. Rev. 0.03% 10/7/14, VRDN (b)	7,280,000	7,280,000
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2011 A, 0.05% 10/7/14, LOC PNC Bank NA, VRDN (b)	1,380,000	1,380,000
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.05% 10/7/14, LOC PNC Bank NA, VRDN (b)	7,040,000	7,040,000
		490,260,000
Texas - 0.1%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.06% 10/7/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	300,000	300,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.18% 10/7/14, VRDN (b)(e)	200,000	200,000
		500,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $513,630,000)		513,630,000
Other Municipal Debt - 14.9%

Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.3% tender 11/5/14, CP mode (e)	900,000	900,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - 0.3%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) 0.32% tender 11/7/14 (Massachusetts Elec. Co. Guaranteed), CP mode (e)	$ 1,000,000	$ 1,000,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.25% tender 11/7/14, CP mode	1,000,000	1,000,000
		2,000,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A1, 0.3% tender 11/5/14, CP mode (e)	800,000	800,000
Series 1990 A2, 0.32% tender 11/7/14, CP mode (e)	700,000	700,000
		1,500,000
Pennsylvania - 14.3%
Allegheny County Hosp. Dev. Auth. Rev. Bonds:
Series 2008 A, 5% 9/1/15	600,000	626,267
3% 10/15/14	1,000,000	1,001,097
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A:
3% 1/1/15	3,765,000	3,792,002
4% 7/1/15	8,200,000	8,438,292
5% 7/1/15	8,405,000	8,710,533
Pennsylvania Gen. Oblig. Bonds:
Series 2002, 5.5% 2/1/15	3,000,000	3,054,079
Series 2005 1, 5% 7/1/15	3,025,000	3,135,631
Series 2006, 5% 10/1/14	1,165,000	1,165,000
Series 2009 2, 5% 7/1/15	10,400,000	10,779,383
Series 2010 A, 5% 2/15/15	1,150,000	1,170,763
Series 2012, 5% 6/1/15	8,800,000	9,086,275
Series 2014 1, 5% 6/15/15	7,200,000	7,446,794
Series 2014, 5% 7/1/15	5,500,000	5,700,306
4% 11/15/14	8,000,000	8,038,155
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	5,000,000	5,000,000
Philadelphia Arpt. Rev. Bonds Series 2010 D, 5% 6/15/15 (e)	5,545,000	5,730,585
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
BAN Series 2014, 2% 7/22/15	7,000,000	7,105,893
Bonds:
(Univ. Cap. Proj.) Series 2005 C, 0.09% tender 11/4/14, CP mode	7,100,000	7,100,000
Other Municipal Debt - continued
	Principal Amount	Value
Pennsylvania - continued
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.: - continued
Bonds: - continued
Series 2014 B2:
0.07% tender 11/18/14, CP mode	$ 5,000,000	$ 5,000,000
0.07% tender 11/18/14, CP mode	3,650,000	3,650,000
		105,731,055
TOTAL OTHER MUNICIPAL DEBT (Cost $110,131,055)		110,131,055
Investment Company - 15.8%
	Shares
Fidelity Municipal Cash Central Fund, 0.05% (c)(d) (Cost $116,414,800)	116,414,800	116,414,800
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $740,175,855)		740,175,855
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(2,775,792)
NET ASSETS - 100%		$ 737,400,063
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,960,000 or 0.4% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,000,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	5/30/13	$ 5,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 28,292
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At September 30, 2014, the cost of investment securities for income tax purposes was $740,175,855.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2014